Intangible assets (Tables) - Reservoir Holdings Inc And Subsidiaries	12 Months Ended
Mar. 31, 2021
Schedule of intangible assets subject to amortization

Intangible assets subject to amortization consist of the following at March 31:

	March 31,	March 31,
	2021	2020
	$	$
Intangible assets subject to amortization:
Music catalogs (publishing and recorded)	457,662,303	335,137,807
Artist management contracts	995,464	925,398
Gross intangible assets	458,657,767	336,063,205
Accumulated amortization	(65,419,757)	(50,954,097)
Intangible assets, net	393,238,010	285,109,108

Schedule of expected amortization expense of intangible assets

$
2022	14,864,256
2023	14,864,256
2024	14,864,256
2025	14,864,256
2026	14,864,256
Thereafter	318,916,730
Total	393,238,010